RELATED PARTY TRANSACTIONS - Other (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 HKD ($)
Related party transactions
Accrued expense for using trademark	$ 0	$ 0	$ (223)
Mr. Su Weili
Related party transactions
Annual license fee on usage of trademarks				$ 1,300	$ 10
Percentage of annual license fee on gross revenue				0.05%	0.05%
Accrued expense for using trademark	$ 24	$ 32